Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets, net

	As of	As of
	December 31, 2019	December 31, 2018
Land use rights	$8,618,121	$8,731,398
Trademarks	13,540	13,718
Patents	8,786	7,365
Total	8,640,447	8,752,481
Less: accumulated amortization	(757,597)	(594,565)
Intangible assets, net	$7,882,850	$8,157,916

Schedule of estimated future amortization expense of intangible assets
Periods ending December 31,	Amortization expense

2020	$174,208
2021	174,011
2022	173,789
2023	173,359
2024	173,283
Thereafter	7,014,200
$7,882,850